Schedule of Investments (unaudited) October 31, 2019	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 15.2%
iShares Core S&P 500 ETF(a)	263,911	$80,484,937
iShares Core S&P Mid-Cap ETF(a)	31,512	6,154,609
iShares Core S&P Small-Cap ETF(a)	33,747	2,680,187

		89,319,733

Domestic Fixed Income — 59.3%
iShares Core Total USD Bond Market ETF(a)(b)	6,644,909	348,259,681

International Equity — 14.9%
iShares Core MSCI Emerging Markets ETF(a)	371,666	19,018,149
iShares Core MSCI International Developed Markets ETF(a)	1,203,808	68,316,104

		87,334,253

International Fixed Income — 10.5%
iShares Core International Aggregate Bond ETF(a)(b)	1,108,959	61,425,239

Total Investment Companies — 99.9% (Cost: $560,262,032)		586,338,906

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(a)(c)(d)	5,708,748	5,711,602

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(c)	478,000	$478,000

		6,189,602

Total Short-Term Investments — 1.1% (Cost: $6,189,602)		6,189,602

Total Investments in Securities — 101.0% (Cost: $566,451,634)		592,528,508

Other Assets, Less Liabilities — (1.0)%		(5,668,044)

Net Assets — 100.0%		$586,860,464

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,584,540	124,208	(a)	—		5,708,748	$5,711,602	$14,246	(b)	$(1,714)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	503,000	—		(25,000	)(a)	478,000	478,000	2,735		—	—
iShares Core International Aggregate Bond ETF	1,028,641	140,589		(60,271)		1,108,959	61,425,239	350,791		143,216	90,286
iShares Core MSCI Emerging Markets ETF	308,938	74,058		(11,330)		371,666	19,018,149	—		47,361	330,045
iShares Core MSCI International Developed Markets ETF	1,014,391	226,608		(37,191)		1,203,808	68,316,104	—		98,336	3,214,405
iShares Core S&P 500 ETF	255,259	34,891		(26,239)		263,911	80,484,937	401,185		2,147,168	(447,026)
iShares Core S&P Mid-Cap ETF	27,109	5,393		(990)		31,512	6,154,609	24,657		43,411	(57,175)
iShares Core S&P Small-Cap ETF	29,339	5,486		(1,078)		33,747	2,680,187	8,877		21,446	(8,891)
iShares Core Total USD Bond Market ETF	6,147,871	840,213		(343,175)		6,644,909	348,259,681	2,530,112		640,230	3,891,270

							$592,528,508	$3,332,603		$3,139,454	$7,012,914

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Conservative Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$586,338,906	$—	$—	$586,338,906
Money Market Funds	6,189,602	—	—	6,189,602

	$592,528,508	$—	$—	$592,528,508

2